Leases - Rent expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Rent expense	$ 27,051	$ 29,877	$ 200
Cost of revenue
Operating Leased Assets [Line Items]
Rent expense	5,791	9,630
Operations and support
Operating Leased Assets [Line Items]
Rent expense	15,194	15,158
General and administrative
Operating Leased Assets [Line Items]
Rent expense	$ 6,066	$ 5,089